Condensed Consolidated Statements of Cash Flows (USD $)	6 Months Ended		59 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (908,755)	$ (753,629)	$ (144,457,096)
Adjustments to reconcile net loss to net cash used in operating activities:
Bad debt expense			192,000
Depreciation and amortization	16,382	16,381	143,259
Stock issued for option cancellation			115,201
Shares owed for services		26,800
Stock issued for rent			37,500
Gain on debt settlement			(63,865)
Stock options granted for services rendered			44,870,540
Impairment of intangible assets			2,275,000
Common stock issued for services rendered	398,058	112,307	90,177,563
Imputed interest on loan	6,720	6,720	32,607
Loss on diposal of fixed assets			2,915
Amortization of debt discount	32,917	60,764	107,917
Change in operating assets and liabilities, net of acquisition:
Increase (decrease) in accounts payable and accrued expenses	365,084	377,847	3,229,786
Net Cash Used in Operating Activities	(89,594)	(152,810)	(3,336,673)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash advanced on note receivable			(192,000)
Cash received in acquisition			44,303
Cash paid for investments	(95,256)		(95,256)
Purchases of property and equipment			(169,310)
Net Cash Used in Investing Activities	(95,256)		(412,263)
CASH FLOWS FROM FINANCING ACTIVITIES
Cash contribution from shareholders			50,375
Cash received from issuance of common stock	25,000		1,712,700
Cash received from notes payable	100,000	75,000	659,860
Cash paid to related party loans	(40,465)	(80,746)	(478,671)
Cash received from related party loans	99,891	156,160	1,804,765
Net Cash Provided by Financing Activities	184,426	150,414	3,749,029
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(424)	(2,396)	93
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	517	2,674
CASH AND CASH EQUIVALENTS, END OF PERIOD	93	278	93
SUPPLEMENTAL DISCLOSURES:
Cash paid for interest
Cash paid for income taxes
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Common stock issued for acquisition of sub			2,275,000
Common stock issued to ESOP			1,700,000
Conversion of Debentures	50,000		75,000
Note discount from beneficial conversion feature	$ 100,000		$ 100,000